UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT No. 1

to

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2009

The following amends the Form N-CSR filing dated June 25, 2009, Accession Number 0000205323-09-000008. This amended report on Form N-CSR relates solely to Item 1 for the Fidelity Mid-Cap Stock Fund series (the "Fund").

Item 1. Reports to Stockholders

Supplement to the Fidelity Mid-Cap Stock Fund - Annual Report dated
April 30, 2009

The following replaces the Shareholder Expense Example on page 7 of the Fidelity Mid-Cap Stock Fund
April 30, 2009 Annual Report

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

MCS-BUCK-1109	December 9, 2009
1.904221.100

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Mid-Cap Stock	.42%
Actual		$ 1,000.00	$ 1,033.20	$ 2.12
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11
Class K	.21%
Actual		$ 1,000.00	$ 1,034.70	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Fidelity®

Mid-Cap Stock

Fund

Annual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2009	Past 1 year	Past 5 years	Past 10 years
Mid-Cap Stock	-38.76%	-1.49%	2.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Mid-Cap Stock, a class of the fund, on April 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A nice, period-ending uptick in equity prices during March and April punctuated an otherwise dreary year for U.S. stocks. For the 12-month period ending April 30, 2009, the major domestic stock indexes put up negative returns, as extremely tight credit, a deepening economic recession and the near-collapse of the global financial system all weighed heavily on equity prices, not only in the United States, but also around the world. An expansive flight to quality and away from risk defined the market for most of the period, even as the federal government took bold and unprecedented steps to free up credit availability, stabilize the financial system and stimulate economic growth. By March 2009, with some early signs of stability coming into focus, investors appeared to regain some confidence, and the U.S. equity market began to gather some forward momentum. Against this improving, but still troubled backdrop, the Standard & Poor's 500SM Index posted a -35.31% return, with all 10 of its market sectors showing double-digit losses for the 12-month period. Meanwhile, the blue-chip Dow Jones Industrial AverageSM returned -34.19%, and the technology-laden NASDAQ Composite® Index managed a -28.13% return. Small-cap stocks tended to slightly outperform their larger counterparts, and growth stocks topped value stocks.

Comments from Shep Perkins, Portfolio Manager of Fidelity® Mid-Cap Stock Fund: During this difficult period, the fund's Retail Class shares fell 38.76%, underperforming the Standard & Poor's® MidCap 400 Index, which declined 31.84%. Unfavorable stock selection in the information technology, materials and financials sectors, along with a sizable overweighting in energy, by far the benchmark's worst-performing sector, caused much of the relative underperformance. A combination of underweighting and poor stock picking in consumer discretionary also detracted. Conversely, good stock picks and an overweighting in health care, a defensive sector that outperformed, helped overall results. Among the period's biggest detractors were contract electronics manufacturer Flextronics International and telecommunications software company Comverse Technology. The fund's biggest contributor was telecom provider Qwest Communications, with several health care names, led by Medco Health Solutions, also providing a boost. All of the stocks just mentioned were out-of-index holdings.

Note to shareholders: The fund reopened to new accounts on October 14, 2008.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Mid-Cap Stock	.42%
Actual		$ 1,000.00	$ 1,033.20	$ 2.12
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11
Class K	.50%
Actual		$ 1,000.00	$ 1,034.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Juniper Networks, Inc.	2.7	2.6
Qwest Communications International, Inc.	2.6	2.2
tw telecom, inc.	2.1	1.5
Comverse Technology, Inc.	1.8	1.8
St. Jude Medical, Inc.	1.8	3.4
Hanesbrands, Inc.	1.6	0.9
Inverness Medical Innovations, Inc.	1.6	0.7
Flextronics International Ltd.	1.5	2.1
Cephalon, Inc.	1.4	1.6
Republic Services, Inc.	1.3	0.0
	18.4
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.8	23.6
Consumer Discretionary	16.4	7.5
Health Care	12.9	21.4
Industrials	11.9	10.8
Financials	11.8	11.4
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *	As of October 31, 2008 **
Stocks 100.4%	Stocks 96.8%
Short-Term Investments and Net Other Assets*** (0.4)%	Short-Term Investments and Net Other Assets 3.2%

* Foreign investments	22.3%	** Foreign investments	21.6%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments April 30, 2009

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 1.3%
Autoliv, Inc.	500,000	$ 12,335
BorgWarner, Inc.	850,000	24,608
Gentex Corp.	1,000,000	13,370
Johnson Controls, Inc.	750,000	14,258
		64,571
Automobiles - 0.2%
Thor Industries, Inc.	500,000	11,495
Diversified Consumer Services - 0.3%
Corinthian Colleges, Inc. (a)	900,000	13,860
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	500,000	13,090
Burger King Holdings, Inc.	3,500,000	57,190
Chipotle Mexican Grill, Inc. Class B (a)	30,738	2,014
InterContinental Hotel Group PLC ADR	1,250,000	11,838
MGM Mirage, Inc. (a)	1,000,000	8,380
Morgans Hotel Group Co. (a)	532,583	2,285
Royal Caribbean Cruises Ltd.	500,000	7,365
The Cheesecake Factory, Inc. (a)	750,000	13,028
		115,190
Household Durables - 3.3%
Black & Decker Corp.	400,000	16,120
Lennar Corp. Class A	893,197	8,700
M.D.C. Holdings, Inc.	600,000	20,508
Mohawk Industries, Inc. (a)	1,000,000	47,310
Newell Rubbermaid, Inc.	2,387,900	24,954
NVR, Inc. (a)	35,000	17,688
Standard Pacific Corp. (a)	517,700	968
Tempur-Pedic International, Inc.	500,000	6,430
The Stanley Works	250,000	9,508
Whirlpool Corp.	400,000	18,064
		170,250
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	200,000	16,104
Blue Nile, Inc. (a)(d)	650,000	27,664
		43,768
Media - 1.8%
Discovery Communications, Inc. (a)	500,000	9,495
Grupo Televisa SA de CV (CPO) sponsored ADR	2,500,000	38,700
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
JumpTV, Inc. (a)	3,000,000	$ 1,383
National CineMedia, Inc. (e)	3,154,778	45,839
		95,417
Multiline Retail - 0.4%
Macy's, Inc.	1,000,000	13,680
Saks, Inc. (a)(d)	1,500,000	7,815
		21,495
Specialty Retail - 4.4%
AnnTaylor Stores Corp. (a)	1,000,000	7,390
Best Buy Co., Inc.	1,400,000	53,732
CarMax, Inc. (a)	1,000,000	12,760
Dick's Sporting Goods, Inc. (a)	1,150,000	21,850
Eddie Bauer Holdings, Inc. (a)	1,100,000	361
Home Depot, Inc.	800,000	21,056
Lowe's Companies, Inc.	800,000	17,200
O'Reilly Automotive, Inc. (a)	550,000	21,368
Sherwin-Williams Co.	400,000	22,656
Staples, Inc.	2,500,000	51,550
		229,923
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc. (a)(e)	5,000,000	82,300
TOTAL CONSUMER DISCRETIONARY		848,269
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Rite Aid Corp. (a)	10,000,000	9,000
Food Products - 0.3%
Smithfield Foods, Inc. (a)	750,000	6,480
Tyson Foods, Inc. Class A	750,000	7,905
		14,385
TOTAL CONSUMER STAPLES		23,385
ENERGY - 8.2%
Energy Equipment & Services - 2.7%
BJ Services Co.	750,000	10,418
Helmerich & Payne, Inc.	300,000	9,246
National Oilwell Varco, Inc. (a)	1,000,000	30,280
Noble Corp.	1,000,000	27,330
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
North American Energy Partners, Inc. (a)(e)	2,300,000	$ 9,085
Patterson-UTI Energy, Inc.	1,000,000	12,710
Weatherford International Ltd. (a)	2,500,000	41,575
		140,644
Oil, Gas & Consumable Fuels - 5.5%
Arch Coal, Inc.	1,000,000	13,970
Chesapeake Energy Corp.	500,000	9,855
Comstock Resources, Inc. (a)	800,000	27,568
Continental Resources, Inc. (a)(d)	500,000	11,675
EXCO Resources, Inc. (a)	900,000	10,602
Hess Corp.	550,000	30,135
Massey Energy Co.	750,000	11,933
OPTI Canada, Inc. (a)	3,000,000	4,852
Plains Exploration & Production Co. (a)	1,000,000	18,870
Range Resources Corp.	300,000	11,991
SandRidge Energy, Inc. (a)	1,000,000	8,160
Southwestern Energy Co. (a)	1,100,000	39,446
Ultra Petroleum Corp. (a)	1,050,000	44,940
Western Refining, Inc.	400,000	5,036
Whiting Petroleum Corp. (a)	1,000,000	32,760
		281,793
TOTAL ENERGY		422,437
FINANCIALS - 11.8%
Capital Markets - 1.2%
Calamos Asset Management, Inc. Class A	590,252	6,735
Jefferies Group, Inc.	750,000	14,678
State Street Corp.	750,000	25,598
T. Rowe Price Group, Inc.	400,000	15,408
		62,419
Commercial Banks - 1.7%
Associated Banc-Corp.	850,000	13,150
Boston Private Financial Holdings, Inc.	1,500,000	6,915
First Horizon National Corp.	1,696,677	19,529
PNC Financial Services Group, Inc.	1,100,000	43,670
SunTrust Banks, Inc.	400,000	5,776
		89,040
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.4%
IntercontinentalExchange, Inc. (a)	200,000	$ 17,520
Insurance - 7.7%
ACE Ltd.	700,000	32,424
Arch Capital Group Ltd. (a)	500,000	28,890
Axis Capital Holdings Ltd.	1,800,000	44,352
Everest Re Group Ltd.	800,000	59,712
Markel Corp. (a)	45,036	12,925
Montpelier Re Holdings Ltd.	3,700,000	46,102
Platinum Underwriters Holdings Ltd.	600,000	17,262
The Chubb Corp.	500,000	19,475
Validus Holdings Ltd.	1,900,000	42,560
W.R. Berkley Corp.	2,400,000	57,384
XL Capital Ltd. Class A	3,616,649	34,394
		395,480
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	1,000,000	7,940
Host Hotels & Resorts, Inc.	1,500,000	11,535
LaSalle Hotel Properties (SBI)	390,000	4,664
The Macerich Co.	500,000	8,765
		32,904
Thrifts & Mortgage Finance - 0.2%
People's United Financial, Inc.	750,000	11,715
TOTAL FINANCIALS		609,078
HEALTH CARE - 12.9%
Biotechnology - 2.6%
Biogen Idec, Inc. (a)	900,000	43,506
BioMarin Pharmaceutical, Inc. (a)(d)	1,250,000	16,075
Cephalon, Inc. (a)(d)	1,100,000	72,171
Osiris Therapeutics, Inc. (a)(d)	100,000	1,267
		133,019
Health Care Equipment & Supplies - 6.7%
Boston Scientific Corp. (a)	5,000,000	42,050
Conceptus, Inc. (a)	500,000	6,770
Covidien Ltd.	1,300,000	42,874
Edwards Lifesciences Corp. (a)	500,000	31,690
Inverness Medical Innovations, Inc. (a)	2,500,000	80,725
Masimo Corp. (a)	1,650,000	47,685
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	199,760	$ 3,406
St. Jude Medical, Inc. (a)	2,750,000	92,180
		347,380
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	850,000	54,375
Laboratory Corp. of America Holdings (a)	200,000	12,830
LCA-Vision, Inc. (d)	500,000	2,875
McKesson Corp.	550,000	20,350
Medco Health Solutions, Inc. (a)	750,000	32,663
Tenet Healthcare Corp. (a)	5,000,000	11,250
		134,343
Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	1,250,000	20,600
Pharmaceuticals - 0.6%
Allergan, Inc.	350,000	16,331
Warner Chilcott Ltd. (a)	1,500,000	14,685
		31,016
TOTAL HEALTH CARE		666,358
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.4%
BE Aerospace, Inc. (a)	1,750,000	18,883
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	800,100	42,533
Expeditors International of Washington, Inc.	500,000	17,355
		59,888
Building Products - 0.4%
Masco Corp.	2,097,815	18,587
Trex Co., Inc. (a)	217,700	2,384
		20,971
Commercial Services & Supplies - 2.2%
American Reprographics Co. (a)	496,943	3,205
Casella Waste Systems, Inc. Class A (a)	650,000	1,339
Interface, Inc. Class A	360,106	2,085
Republic Services, Inc.	3,250,000	68,250
Waste Management, Inc.	1,400,000	37,338
		112,217
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.3%
MasTec, Inc. (a)	1,400,000	$ 17,514
Electrical Equipment - 0.7%
Regal-Beloit Corp.	500,000	20,315
Rockwell Automation, Inc.	400,000	12,636
Sunpower Corp. Class A (a)	170,000	4,655
		37,606
Industrial Conglomerates - 0.1%
Textron, Inc.	743,100	7,973
Machinery - 2.2%
AGCO Corp. (a)	1,000,000	24,300
Cummins, Inc.	500,000	17,000
Ingersoll-Rand Co. Ltd. Class A	500,000	10,885
JTEKT Corp.	441,500	4,259
Middleby Corp. (a)	300,000	13,131
Pall Corp.	1,050,000	27,731
Toro Co.	500,000	15,190
		112,496
Professional Services - 0.6%
CoStar Group, Inc. (a)	500,000	18,525
IHS, Inc. Class A (a)	300,000	12,408
		30,933
Road & Rail - 3.4%
Con-way, Inc.	1,100,000	27,258
Hertz Global Holdings, Inc. (a)	1,500,000	10,200
Knight Transportation, Inc.	1,000,000	17,680
Landstar System, Inc.	1,500,000	53,415
Old Dominion Freight Lines, Inc. (a)	1,000,000	28,150
Ryder System, Inc.	1,500,000	41,535
		178,238
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	379,373	6,032
Transportation Infrastructure - 0.3%
Mundra Port and SEZ Ltd.	2,000,000	15,741
TOTAL INDUSTRIALS		618,492
INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 7.3%
Adtran, Inc.	1,500,000	31,725
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)(e)	13,000,000	$ 92,950
Corning, Inc.	2,500,000	36,550
Finisar Corp. (a)	11,000,000	7,260
Infinera Corp. (a)(d)	2,900,000	24,476
Juniper Networks, Inc. (a)	6,500,000	140,714
QUALCOMM, Inc.	1,100,000	46,552
		380,227
Computers & Peripherals - 0.7%
NCR Corp. (a)	3,000,000	30,450
SanDisk Corp. (a)	500,000	7,860
		38,310
Electronic Equipment & Components - 4.1%
Arrow Electronics, Inc. (a)	1,850,000	42,069
Avnet, Inc. (a)	1,250,000	27,363
Comverge, Inc. (a)(d)	500,000	3,835
Flextronics International Ltd. (a)	20,000,000	77,600
Jabil Circuit, Inc.	750,000	6,075
LG Display Co. Ltd. sponsored ADR (d)	1,500,000	18,435
Tyco Electronics Ltd.	2,000,000	34,880
		210,257
Internet Software & Services - 1.5%
DealerTrack Holdings, Inc. (a)	500,000	7,590
Google, Inc. Class A (sub. vtg.) (a)	50,000	19,799
GSI Commerce, Inc. (a)(d)	1,400,000	19,894
Move, Inc. (a)(e)	14,596,351	29,923
		77,206
IT Services - 1.7%
Genpact Ltd. (a)	3,000,000	26,880
Telvent GIT SA (e)	2,200,000	35,794
WNS Holdings Ltd. sponsored ADR (a)	2,750,000	22,798
		85,472
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (a)	5,000,000	18,050
Altera Corp.	2,000,000	32,620
Analog Devices, Inc.	900,000	19,152
Applied Micro Circuits Corp. (a)(e)	6,400,000	34,880
ARM Holdings PLC sponsored ADR	3,000,000	15,930
ASML Holding NV (NY Shares)	1,000,000	21,150
Broadcom Corp. Class A (a)	1,550,000	35,945
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	3,500,000	$ 38,430
Microchip Technology, Inc. (d)	1,000,000	23,000
Micron Technology, Inc. (a)	2,000,000	9,760
National Semiconductor Corp.	2,500,000	30,925
ON Semiconductor Corp. (a)	9,000,000	48,780
PMC-Sierra, Inc. (a)	8,000,000	63,360
Samsung Electronics Co. Ltd.	70,000	32,426
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,000,000	63,420
United Microelectronics Corp. sponsored ADR (d)	2,500,000	7,625
Xilinx, Inc.	800,000	16,352
		511,805
Software - 1.6%
Ansys, Inc. (a)	650,000	17,953
BMC Software, Inc. (a)	250,000	8,668
Salesforce.com, Inc. (a)	150,000	6,422
TIBCO Software, Inc. (a)	4,700,000	29,704
VMware, Inc. Class A (a)(d)	750,000	19,560
		82,307
TOTAL INFORMATION TECHNOLOGY		1,385,584
MATERIALS - 5.4%
Chemicals - 1.3%
Airgas, Inc.	400,000	17,248
Dow Chemical Co.	1,000,000	16,000
Nalco Holding Co.	400,000	6,528
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	400,000	12,604
Terra Industries, Inc.	500,000	13,250
		65,630
Containers & Packaging - 0.2%
Sealed Air Corp.	500,000	9,530
Metals & Mining - 3.9%
Agnico-Eagle Mines Ltd. (Canada)	1,150,000	50,838
ArcelorMittal SA (NY Shares) Class A	500,000	11,790
Newcrest Mining Ltd.	2,500,000	54,423
Newmont Mining Corp.	650,000	26,156
Silver Wheaton Corp. (a)	3,200,000	24,538
Steel Dynamics, Inc.	1,500,000	18,675
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Timminco Ltd. (a)(d)	3,500,000	$ 5,133
United States Steel Corp.	500,000	13,275
		204,828
TOTAL MATERIALS		279,988
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.9%
Global Crossing Ltd. (a)(e)	4,500,000	32,670
Level 3 Communications, Inc. (a)	17,500,000	19,600
PAETEC Holding Corp. (a)	2,900,000	8,903
Qwest Communications International, Inc. (d)	35,000,000	136,150
tw telecom, inc. (a)(e)	11,500,000	105,685
		303,008
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	900,000	22,068
TOTAL TELECOMMUNICATION SERVICES		325,076
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	2,516,600	17,792
TOTAL COMMON STOCKS (Cost $6,369,897)		5,196,459
Money Market Funds - 5.9%

Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $304,239)	304,238,799	304,239
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,845)	$ 2,845	$ 2,845
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $6,676,981)		5,503,543
NET OTHER ASSETS - (6.3)%		(328,572)
NET ASSETS - 100%		$ 5,174,971
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,845,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,472
Banc of America Securities LLC	260
Barclays Capital, Inc.	783
Deutsche Bank Securities, Inc.	330
$ 2,845
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,781
Fidelity Securities Lending Cash Central Fund	8,397
Total	$ 11,178
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Reprographics Co.	$ 47,610	$ 3,200	$ 52,173	$ -	$ -
Applied Micro Circuits Corp.	48,180	8,335	439	-	34,880
Blue Nile, Inc.	74,505	23,053	51,674	-	-
Casella Waste Systems, Inc. Class A	26,034	910	7,891	-	-
CDI Corp.	54,400	-	28,750	520	-
Champion Enterprises, Inc.	51,600	-	12,346	-	-
Cogent Communications Group, Inc.	52,525	-	43,613	-	-
Comverse Technology, Inc.	279,200	22,556	31,430	-	92,950
CoStar Group, Inc.	83,913	114	39,829	-	-
Fleetwood Enterprises, Inc.	20,700	-	11,405	-	-
Global Crossing Ltd.	83,600	11,078	12,334	-	32,670
GSI Commerce, Inc.	64,728	1,021	40,339	-	-
Hain Celestial Group, Inc.	59,232	-	63,322	-	-
Hanesbrands, Inc.	-	114,202	18,015	-	82,300
JumpTV, Inc.	3,871	-	1,020	-	-
Massey Energy Co.	235,485	11,532	130,976	413	-
MasTec, Inc.	40,950	829	37,845	-	-
Mentor Corp.	51,223	-	53,441	700	-
Morgans Hotel Group Co.	41,970	2,251	43,404	-	-
Move, Inc.	48,825	4,041	6,921	-	29,923
National CineMedia, Inc.	91,968	-	16,207	2,641	45,839
North American Energy Partners, Inc.	48,540	108	3,349	-	9,085
PMC-Sierra, Inc.	91,298	7,467	37,020	-	-
SAVVIS, Inc.	76,913	-	71,131	-	-
Telvent GIT SA	75,735	1,913	10,915	2,179	35,794
Time Warner Telecom, Inc. Class A (sub. vtg.)	235,200	-	-	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
tw telecom, inc.	$ -	$ 42,380	$ 25,539	$ -	$ 105,685
Visteon Corp.	30,380	-	30,648	-	-
Western Refining, Inc.	35,035	5,237	31,348	-	-
Wintrust Financial Corp.	38,897	-	17,401	437	-
Total	$ 2,092,517	$ 260,227	$ 930,725	$ 6,890	$ 469,126
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,503,543	$ 5,480,698	$ 22,845	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.7%
Bermuda	8.5%
Canada	2.8%
Switzerland	1.9%
Singapore	1.5%
Taiwan	1.4%
Australia	1.0%
Korea (South)	1.0%
United Kingdom	1.0%
Others (individually less than 1%)	3.2%
100.0%
Income Tax Information
At April 30, 2009, the fund had capital loss carryforward of approximately $717,619,000 all of which will expire on April 30, 2017.
The Fund intends to elect to defer to its fiscal year ending April 30, 2010, approximately $1,048,996,000 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009

Assets
Investment in securities, at value (including securities loaned of $296,208 and repurchase agreements of $2,845) - See accompanying schedule: Unaffiliated issuers (cost $5,519,424)	$ 4,730,178
Fidelity Central Funds (cost $304,239)	304,239
Other affiliated issuers (cost $853,318)	469,126
Total Investments (cost $6,676,981)		$ 5,503,543
Cash		1
Foreign currency held at value (cost $158)		163
Receivable for investments sold		195,482
Receivable for fund shares sold		7,403
Dividends receivable		2,684
Distributions receivable from Fidelity Central Funds		355
Prepaid expenses		50
Other receivables		133
Total assets		5,709,814

Liabilities
Payable for investments purchased	$ 195,269
Payable for fund shares redeemed	10,213
Accrued management fee	363
Notes payable to affiliates	23,317
Other affiliated payables	1,288
Other payables and accrued expenses	154
Collateral on securities loaned, at value	304,239
Total liabilities		534,843

Net Assets		$ 5,174,971
Net Assets consist of:
Paid in capital		$ 8,135,357
Accumulated net investment loss		(782)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,786,209)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,173,395)
Net Assets		$ 5,174,971

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($4,762,955 ÷ 286,085 shares)	$ 16.65

Class K: Net Asset Value, offering price and redemption price per share ($412,016 ÷ 24,774 shares)	$ 16.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2009

Investment Income
Dividends (including $6,890 earned from other affiliated issuers)		$ 56,000
Interest		17
Income from Fidelity Central Funds (including $8,397 from security lending)		11,178
Total income		67,195

Expenses
Management fee Basic fee	$ 45,092
Performance adjustment	(9,607)
Transfer agent fees	20,997
Accounting and security lending fees	1,327
Custodian fees and expenses	223
Independent trustees' compensation	46
Registration fees	100
Audit	80
Legal	65
Interest	1
Miscellaneous	177
Total expenses before reductions	58,501
Expense reductions	(350)	58,151
Net investment income (loss)		9,044
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,222,906)
Redemption in-kind with affiliated entities	(432,925)
Other affiliated issuers	(532,129)
Foreign currency transactions	(1,592)
Futures contracts	(13,196)
Total net realized gain (loss)		(2,202,748)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,417)	(2,645,589)
Assets and liabilities in foreign currencies	31
Total change in net unrealized appreciation (depreciation)		(2,645,558)
Net gain (loss)		(4,848,306)
Net increase (decrease) in net assets resulting from operations		$ (4,839,262)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2009	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,044	$ (30,514)
Net realized gain (loss)	(2,202,748)	593,102
Change in net unrealized appreciation (depreciation)	(2,645,558)	(1,912,741)
Net increase (decrease) in net assets resulting from operations	(4,839,262)	(1,350,153)
Distributions to shareholders from net investment income	(7,694)	-
Distributions to shareholders from net realized gain	(131,543)	(1,165,991)
Total distributions	(139,237)	(1,165,991)
Share transactions - net increase (decrease)	(2,821,119)	256,521
Redemption fees	167	238
Total increase (decrease) in net assets	(7,799,451)	(2,259,385)

Net Assets
Beginning of period	12,974,422	15,233,807
End of period (including accumulated net investment loss of $782 and accumulated net investment loss of $140, respectively)	$ 5,174,971	$ 12,974,422

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid-Cap Stock

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 27.52	$ 32.43	$ 30.43	$ 21.57	$ 21.07
Income from Investment Operations
Net investment income (loss) B	.02	(.06)	(.04) E	(.01) F	.05 G
Net realized and unrealized gain (loss)	(10.58)	(2.44)	3.38	9.51	.52
Total from investment operations	(10.56)	(2.50)	3.34	9.50	.57
Distributions from net investment income	(.02) J	-	-	(.04)	(.07)
Distributions from net realized gain	(.29) J	(2.41)	(1.34)	(.60)	-
Total distributions	(.31)	(2.41)	(1.34)	(.64)	(.07)
Redemption fees added to paid in capital B, I	-	-	-	-	-
Net asset value, end of period	$ 16.65	$ 27.52	$ 32.43	$ 30.43	$ 21.57
Total Return A	(38.76)%	(8.49)%	11.53%	44.52%	2.69%
Ratios to Average Net Assets C, H
Expenses before reductions	.73%	.95%	.83%	.72%	.71%
Expenses net of fee waivers, if any	.73%	.95%	.83%	.72%	.71%
Expenses net of all reductions	.72%	.94%	.82%	.69%	.62%
Net investment income (loss)	.11%	(.21)%	(.14)% E	(.03)% F	.22% G
Supplemental Data
Net assets, end of period (in millions)	$ 4,763	$ 12,974	$ 15,234	$ 12,653	$ 7,942
Portfolio turnover rate D	73%	45%	52%	74%	186%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share and in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended April 30,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	(11.39)
Total from investment operations	(11.34)
Distributions from net investment income	(.07) J
Distributions from net realized gain	(.29) J
Total distributions	(.36)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 16.63
Total Return B, C	(40.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A
Expenses net of fee waivers, if any	.52% A
Expenses net of all reductions	.52% A
Net investment income (loss)	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 412
Portfolio turnover rate F	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2009

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund was closed to most new accounts effective the close of business on June 16, 2006 and reopened after the close of business on Monday, October 13, 2008. The Fund commenced sale of Class K shares and the existing class was designated Mid-Cap Stock on May 9, 2008. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Mid-Cap Stock and Class K to eligible shareholders of Mid-Cap Stock. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences resulted in distribution reclasses.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 398,540,912
Unrealized depreciation	(1,592,207,009)
Net unrealized appreciation (depreciation)	(1,193,666,097)
Capital loss carryforward	(717,618,766)

Cost for federal income tax purposes	$ 6,697,209,402

The tax character of distributions paid was as follows:

	April 30, 2009	April 30, 2008
Ordinary Income	$ 7,693,935	$ 136,996,713
Long-term Capital Gains	131,543,457	1,028,994,303
Total	$ 139,237,392	$ 1,165,991,016

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,915,305,551 and $8,624,826,529, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid-Cap Stock as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock and asset-based fees of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Mid-Cap Stock	$ 20,919,801.26
Class K	77,603	.06*
	$ 20,997,404

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $186,389 for the period.

Redemption in-kind. On October 17, 2008, 101,446,455 fund shares held by affiliated entities were redeemed in kind for cash and securities with a value of $1,641,403,639. The realized gain (loss) of $(432,925,295) on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations and is not taxable to the fund.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,352,667.40%		$ 561

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27,592 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

certain expenses on behalf of the Fund totaling $161,189 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,371. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Mid-Cap Stock	$ 169,757
Class K	43
$ 169,800

FMR voluntarily agreed to reimburse a portion of Mid-Cap Stock's operating expenses. During the period, this reimbursement reduced class expenses by $14,825.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2009A	2008
From net investment income
Mid-Cap Stock	$ 6,803,759	$ -
Class K	890,176	-
Total	$ 7,693,935	$ -
From net realized gain
Mid-Cap Stock	$ 131,184,942	$ 1,165,991,313
Class K	358,515	-
Total	$ 131,543,457	$ 1,165,991,313

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2009A	2008	2009A	2008
Mid-Cap Stock
Shares sold	50,357,874	85,842,320	$ 977,540,225	$ 2,610,113,662
Conversion to Class K	(24,565,178)	-	(408,783,463)	-
Reinvestment of distributions	5,113,186	36,742,733	135,726,508	1,148,917,446
Shares redeemed	(216,201,554)	(120,902,349)	(3,937,401,788)	(3,502,509,419)
Net increase (decrease)	(185,295,672)	1,682,704	$ (3,232,918,518)	$ 256,521,689

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2009A	2008	2009A	2008
Class K
Shares sold	2,326,381	-	$ 34,752,405	$ -
Conversion from Mid-Cap Stock	24,569,612	-	408,783,463	-
Reinvestment of distributions	82,665	-	1,248,692	-
Shares redeemed	(2,205,146)	-	(32,985,819)	-
Net increase (decrease)	24,773,512	-	$ 411,798,741	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Mid-Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Mid-Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid-Cap Stock Fund as of April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Johnson oversees 360 funds advised by FMR or an affiliate. Mr. Curvey oversees 383 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-
present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007- present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008- present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Mid Cap Stock designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Mid Cap Stock designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MCS-UANN-0609
1.784726.106

Supplement to the Fidelity Mid-Cap Stock Fund - Class K
Annual Report dated
April 30, 2009

The following replaces the Shareholder Expense Example on page 7 of the Fidelity Mid-Cap Stock Fund - Class K April 30, 2009 Annual Report

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

MCS-K-BUCK-1109	December 9, 2009
1.904222.100

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Mid-Cap Stock	.42%
Actual		$ 1,000.00	$ 1,033.20	$ 2.12
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11
Class K	.21%
Actual		$ 1,000.00	$ 1,034.70	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Fidelity®

Mid-Cap Stock

Fund -
Class K

Annual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class KA	-38.63%	-1.45%	2.76%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Mid-Cap Stock, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid-Cap Stock Fund - Class K on April 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® MidCap 400 Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A nice, period-ending uptick in equity prices during March and April punctuated an otherwise dreary year for U.S. stocks. For the 12-month period ending April 30, 2009, the major domestic stock indexes put up negative returns, as extremely tight credit, a deepening economic recession and the near-collapse of the global financial system all weighed heavily on equity prices, not only in the United States, but also around the world. An expansive flight to quality and away from risk defined the market for most of the period, even as the federal government took bold and unprecedented steps to free up credit availability, stabilize the financial system and stimulate economic growth. By March 2009, with some early signs of stability coming into focus, investors appeared to regain some confidence, and the U.S. equity market began to gather some forward momentum. Against this improving, but still troubled backdrop, the Standard & Poor's 500SM Index posted a -35.31% return, with all 10 of its market sectors showing double-digit losses for the 12-month period. Meanwhile, the blue-chip Dow Jones Industrial AverageSM returned -34.19%, and the technology-laden NASDAQ Composite® Index managed a -28.13% return. Small-cap stocks tended to slightly outperform their larger counterparts, and growth stocks topped value stocks.

Comments from Shep Perkins, Portfolio Manager of Fidelity® Mid-Cap Stock Fund: During this difficult period, the fund's Class K shares underperformed the Standard & Poor's® MidCap 400 Index, which declined 31.84%. (For specific 12-month Class K results, please see the performance section of this report.) Unfavorable stock selection in the information technology, materials and financials sectors, along with a sizable overweighting in energy, by far the benchmark's worst-performing sector, caused much of the relative underperformance. A combination of underweighting and poor stock picking in consumer discretionary also detracted. Conversely, good stock picks and an overweighting in health care, a defensive sector that outperformed, helped overall results. Among the period's biggest detractors were contract electronics manufacturer Flextronics International and telecommunications software company Comverse Technology. The fund's biggest contributor was telecom provider Qwest Communications, with several health care names, led by Medco Health Solutions, also providing a boost. All of the stocks just mentioned were out-of-index holdings.

Note to shareholders: The fund reopened to new accounts on October 14, 2008.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Mid-Cap Stock	.42%
Actual		$ 1,000.00	$ 1,033.20	$ 2.12
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11
Class K	.50%
Actual		$ 1,000.00	$ 1,034.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Juniper Networks, Inc.	2.7	2.6
Qwest Communications International, Inc.	2.6	2.2
tw telecom, inc.	2.1	1.5
Comverse Technology, Inc.	1.8	1.8
St. Jude Medical, Inc.	1.8	3.4
Hanesbrands, Inc.	1.6	0.9
Inverness Medical Innovations, Inc.	1.6	0.7
Flextronics International Ltd.	1.5	2.1
Cephalon, Inc.	1.4	1.6
Republic Services, Inc.	1.3	0.0
	18.4
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.8	23.6
Consumer Discretionary	16.4	7.5
Health Care	12.9	21.4
Industrials	11.9	10.8
Financials	11.8	11.4
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *	As of October 31, 2008 **
Stocks 100.4%	Stocks 96.8%
Short-Term Investments and Net Other Assets*** (0.4)%	Short-Term Investments and Net Other Assets 3.2%

* Foreign investments	22.3%	** Foreign investments	21.6%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments April 30, 2009

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 1.3%
Autoliv, Inc.	500,000	$ 12,335
BorgWarner, Inc.	850,000	24,608
Gentex Corp.	1,000,000	13,370
Johnson Controls, Inc.	750,000	14,258
		64,571
Automobiles - 0.2%
Thor Industries, Inc.	500,000	11,495
Diversified Consumer Services - 0.3%
Corinthian Colleges, Inc. (a)	900,000	13,860
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	500,000	13,090
Burger King Holdings, Inc.	3,500,000	57,190
Chipotle Mexican Grill, Inc. Class B (a)	30,738	2,014
InterContinental Hotel Group PLC ADR	1,250,000	11,838
MGM Mirage, Inc. (a)	1,000,000	8,380
Morgans Hotel Group Co. (a)	532,583	2,285
Royal Caribbean Cruises Ltd.	500,000	7,365
The Cheesecake Factory, Inc. (a)	750,000	13,028
		115,190
Household Durables - 3.3%
Black & Decker Corp.	400,000	16,120
Lennar Corp. Class A	893,197	8,700
M.D.C. Holdings, Inc.	600,000	20,508
Mohawk Industries, Inc. (a)	1,000,000	47,310
Newell Rubbermaid, Inc.	2,387,900	24,954
NVR, Inc. (a)	35,000	17,688
Standard Pacific Corp. (a)	517,700	968
Tempur-Pedic International, Inc.	500,000	6,430
The Stanley Works	250,000	9,508
Whirlpool Corp.	400,000	18,064
		170,250
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	200,000	16,104
Blue Nile, Inc. (a)(d)	650,000	27,664
		43,768
Media - 1.8%
Discovery Communications, Inc. (a)	500,000	9,495
Grupo Televisa SA de CV (CPO) sponsored ADR	2,500,000	38,700
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
JumpTV, Inc. (a)	3,000,000	$ 1,383
National CineMedia, Inc. (e)	3,154,778	45,839
		95,417
Multiline Retail - 0.4%
Macy's, Inc.	1,000,000	13,680
Saks, Inc. (a)(d)	1,500,000	7,815
		21,495
Specialty Retail - 4.4%
AnnTaylor Stores Corp. (a)	1,000,000	7,390
Best Buy Co., Inc.	1,400,000	53,732
CarMax, Inc. (a)	1,000,000	12,760
Dick's Sporting Goods, Inc. (a)	1,150,000	21,850
Eddie Bauer Holdings, Inc. (a)	1,100,000	361
Home Depot, Inc.	800,000	21,056
Lowe's Companies, Inc.	800,000	17,200
O'Reilly Automotive, Inc. (a)	550,000	21,368
Sherwin-Williams Co.	400,000	22,656
Staples, Inc.	2,500,000	51,550
		229,923
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc. (a)(e)	5,000,000	82,300
TOTAL CONSUMER DISCRETIONARY		848,269
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Rite Aid Corp. (a)	10,000,000	9,000
Food Products - 0.3%
Smithfield Foods, Inc. (a)	750,000	6,480
Tyson Foods, Inc. Class A	750,000	7,905
		14,385
TOTAL CONSUMER STAPLES		23,385
ENERGY - 8.2%
Energy Equipment & Services - 2.7%
BJ Services Co.	750,000	10,418
Helmerich & Payne, Inc.	300,000	9,246
National Oilwell Varco, Inc. (a)	1,000,000	30,280
Noble Corp.	1,000,000	27,330
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
North American Energy Partners, Inc. (a)(e)	2,300,000	$ 9,085
Patterson-UTI Energy, Inc.	1,000,000	12,710
Weatherford International Ltd. (a)	2,500,000	41,575
		140,644
Oil, Gas & Consumable Fuels - 5.5%
Arch Coal, Inc.	1,000,000	13,970
Chesapeake Energy Corp.	500,000	9,855
Comstock Resources, Inc. (a)	800,000	27,568
Continental Resources, Inc. (a)(d)	500,000	11,675
EXCO Resources, Inc. (a)	900,000	10,602
Hess Corp.	550,000	30,135
Massey Energy Co.	750,000	11,933
OPTI Canada, Inc. (a)	3,000,000	4,852
Plains Exploration & Production Co. (a)	1,000,000	18,870
Range Resources Corp.	300,000	11,991
SandRidge Energy, Inc. (a)	1,000,000	8,160
Southwestern Energy Co. (a)	1,100,000	39,446
Ultra Petroleum Corp. (a)	1,050,000	44,940
Western Refining, Inc.	400,000	5,036
Whiting Petroleum Corp. (a)	1,000,000	32,760
		281,793
TOTAL ENERGY		422,437
FINANCIALS - 11.8%
Capital Markets - 1.2%
Calamos Asset Management, Inc. Class A	590,252	6,735
Jefferies Group, Inc.	750,000	14,678
State Street Corp.	750,000	25,598
T. Rowe Price Group, Inc.	400,000	15,408
		62,419
Commercial Banks - 1.7%
Associated Banc-Corp.	850,000	13,150
Boston Private Financial Holdings, Inc.	1,500,000	6,915
First Horizon National Corp.	1,696,677	19,529
PNC Financial Services Group, Inc.	1,100,000	43,670
SunTrust Banks, Inc.	400,000	5,776
		89,040
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.4%
IntercontinentalExchange, Inc. (a)	200,000	$ 17,520
Insurance - 7.7%
ACE Ltd.	700,000	32,424
Arch Capital Group Ltd. (a)	500,000	28,890
Axis Capital Holdings Ltd.	1,800,000	44,352
Everest Re Group Ltd.	800,000	59,712
Markel Corp. (a)	45,036	12,925
Montpelier Re Holdings Ltd.	3,700,000	46,102
Platinum Underwriters Holdings Ltd.	600,000	17,262
The Chubb Corp.	500,000	19,475
Validus Holdings Ltd.	1,900,000	42,560
W.R. Berkley Corp.	2,400,000	57,384
XL Capital Ltd. Class A	3,616,649	34,394
		395,480
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	1,000,000	7,940
Host Hotels & Resorts, Inc.	1,500,000	11,535
LaSalle Hotel Properties (SBI)	390,000	4,664
The Macerich Co.	500,000	8,765
		32,904
Thrifts & Mortgage Finance - 0.2%
People's United Financial, Inc.	750,000	11,715
TOTAL FINANCIALS		609,078
HEALTH CARE - 12.9%
Biotechnology - 2.6%
Biogen Idec, Inc. (a)	900,000	43,506
BioMarin Pharmaceutical, Inc. (a)(d)	1,250,000	16,075
Cephalon, Inc. (a)(d)	1,100,000	72,171
Osiris Therapeutics, Inc. (a)(d)	100,000	1,267
		133,019
Health Care Equipment & Supplies - 6.7%
Boston Scientific Corp. (a)	5,000,000	42,050
Conceptus, Inc. (a)	500,000	6,770
Covidien Ltd.	1,300,000	42,874
Edwards Lifesciences Corp. (a)	500,000	31,690
Inverness Medical Innovations, Inc. (a)	2,500,000	80,725
Masimo Corp. (a)	1,650,000	47,685
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	199,760	$ 3,406
St. Jude Medical, Inc. (a)	2,750,000	92,180
		347,380
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	850,000	54,375
Laboratory Corp. of America Holdings (a)	200,000	12,830
LCA-Vision, Inc. (d)	500,000	2,875
McKesson Corp.	550,000	20,350
Medco Health Solutions, Inc. (a)	750,000	32,663
Tenet Healthcare Corp. (a)	5,000,000	11,250
		134,343
Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	1,250,000	20,600
Pharmaceuticals - 0.6%
Allergan, Inc.	350,000	16,331
Warner Chilcott Ltd. (a)	1,500,000	14,685
		31,016
TOTAL HEALTH CARE		666,358
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.4%
BE Aerospace, Inc. (a)	1,750,000	18,883
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	800,100	42,533
Expeditors International of Washington, Inc.	500,000	17,355
		59,888
Building Products - 0.4%
Masco Corp.	2,097,815	18,587
Trex Co., Inc. (a)	217,700	2,384
		20,971
Commercial Services & Supplies - 2.2%
American Reprographics Co. (a)	496,943	3,205
Casella Waste Systems, Inc. Class A (a)	650,000	1,339
Interface, Inc. Class A	360,106	2,085
Republic Services, Inc.	3,250,000	68,250
Waste Management, Inc.	1,400,000	37,338
		112,217
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.3%
MasTec, Inc. (a)	1,400,000	$ 17,514
Electrical Equipment - 0.7%
Regal-Beloit Corp.	500,000	20,315
Rockwell Automation, Inc.	400,000	12,636
Sunpower Corp. Class A (a)	170,000	4,655
		37,606
Industrial Conglomerates - 0.1%
Textron, Inc.	743,100	7,973
Machinery - 2.2%
AGCO Corp. (a)	1,000,000	24,300
Cummins, Inc.	500,000	17,000
Ingersoll-Rand Co. Ltd. Class A	500,000	10,885
JTEKT Corp.	441,500	4,259
Middleby Corp. (a)	300,000	13,131
Pall Corp.	1,050,000	27,731
Toro Co.	500,000	15,190
		112,496
Professional Services - 0.6%
CoStar Group, Inc. (a)	500,000	18,525
IHS, Inc. Class A (a)	300,000	12,408
		30,933
Road & Rail - 3.4%
Con-way, Inc.	1,100,000	27,258
Hertz Global Holdings, Inc. (a)	1,500,000	10,200
Knight Transportation, Inc.	1,000,000	17,680
Landstar System, Inc.	1,500,000	53,415
Old Dominion Freight Lines, Inc. (a)	1,000,000	28,150
Ryder System, Inc.	1,500,000	41,535
		178,238
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	379,373	6,032
Transportation Infrastructure - 0.3%
Mundra Port and SEZ Ltd.	2,000,000	15,741
TOTAL INDUSTRIALS		618,492
INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 7.3%
Adtran, Inc.	1,500,000	31,725
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)(e)	13,000,000	$ 92,950
Corning, Inc.	2,500,000	36,550
Finisar Corp. (a)	11,000,000	7,260
Infinera Corp. (a)(d)	2,900,000	24,476
Juniper Networks, Inc. (a)	6,500,000	140,714
QUALCOMM, Inc.	1,100,000	46,552
		380,227
Computers & Peripherals - 0.7%
NCR Corp. (a)	3,000,000	30,450
SanDisk Corp. (a)	500,000	7,860
		38,310
Electronic Equipment & Components - 4.1%
Arrow Electronics, Inc. (a)	1,850,000	42,069
Avnet, Inc. (a)	1,250,000	27,363
Comverge, Inc. (a)(d)	500,000	3,835
Flextronics International Ltd. (a)	20,000,000	77,600
Jabil Circuit, Inc.	750,000	6,075
LG Display Co. Ltd. sponsored ADR (d)	1,500,000	18,435
Tyco Electronics Ltd.	2,000,000	34,880
		210,257
Internet Software & Services - 1.5%
DealerTrack Holdings, Inc. (a)	500,000	7,590
Google, Inc. Class A (sub. vtg.) (a)	50,000	19,799
GSI Commerce, Inc. (a)(d)	1,400,000	19,894
Move, Inc. (a)(e)	14,596,351	29,923
		77,206
IT Services - 1.7%
Genpact Ltd. (a)	3,000,000	26,880
Telvent GIT SA (e)	2,200,000	35,794
WNS Holdings Ltd. sponsored ADR (a)	2,750,000	22,798
		85,472
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (a)	5,000,000	18,050
Altera Corp.	2,000,000	32,620
Analog Devices, Inc.	900,000	19,152
Applied Micro Circuits Corp. (a)(e)	6,400,000	34,880
ARM Holdings PLC sponsored ADR	3,000,000	15,930
ASML Holding NV (NY Shares)	1,000,000	21,150
Broadcom Corp. Class A (a)	1,550,000	35,945
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	3,500,000	$ 38,430
Microchip Technology, Inc. (d)	1,000,000	23,000
Micron Technology, Inc. (a)	2,000,000	9,760
National Semiconductor Corp.	2,500,000	30,925
ON Semiconductor Corp. (a)	9,000,000	48,780
PMC-Sierra, Inc. (a)	8,000,000	63,360
Samsung Electronics Co. Ltd.	70,000	32,426
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,000,000	63,420
United Microelectronics Corp. sponsored ADR (d)	2,500,000	7,625
Xilinx, Inc.	800,000	16,352
		511,805
Software - 1.6%
Ansys, Inc. (a)	650,000	17,953
BMC Software, Inc. (a)	250,000	8,668
Salesforce.com, Inc. (a)	150,000	6,422
TIBCO Software, Inc. (a)	4,700,000	29,704
VMware, Inc. Class A (a)(d)	750,000	19,560
		82,307
TOTAL INFORMATION TECHNOLOGY		1,385,584
MATERIALS - 5.4%
Chemicals - 1.3%
Airgas, Inc.	400,000	17,248
Dow Chemical Co.	1,000,000	16,000
Nalco Holding Co.	400,000	6,528
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	400,000	12,604
Terra Industries, Inc.	500,000	13,250
		65,630
Containers & Packaging - 0.2%
Sealed Air Corp.	500,000	9,530
Metals & Mining - 3.9%
Agnico-Eagle Mines Ltd. (Canada)	1,150,000	50,838
ArcelorMittal SA (NY Shares) Class A	500,000	11,790
Newcrest Mining Ltd.	2,500,000	54,423
Newmont Mining Corp.	650,000	26,156
Silver Wheaton Corp. (a)	3,200,000	24,538
Steel Dynamics, Inc.	1,500,000	18,675
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Timminco Ltd. (a)(d)	3,500,000	$ 5,133
United States Steel Corp.	500,000	13,275
		204,828
TOTAL MATERIALS		279,988
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.9%
Global Crossing Ltd. (a)(e)	4,500,000	32,670
Level 3 Communications, Inc. (a)	17,500,000	19,600
PAETEC Holding Corp. (a)	2,900,000	8,903
Qwest Communications International, Inc. (d)	35,000,000	136,150
tw telecom, inc. (a)(e)	11,500,000	105,685
		303,008
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	900,000	22,068
TOTAL TELECOMMUNICATION SERVICES		325,076
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	2,516,600	17,792
TOTAL COMMON STOCKS (Cost $6,369,897)		5,196,459
Money Market Funds - 5.9%

Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $304,239)	304,238,799	304,239
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,845)	$ 2,845	$ 2,845
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $6,676,981)		5,503,543
NET OTHER ASSETS - (6.3)%		(328,572)
NET ASSETS - 100%		$ 5,174,971
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,845,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,472
Banc of America Securities LLC	260
Barclays Capital, Inc.	783
Deutsche Bank Securities, Inc.	330
$ 2,845
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,781
Fidelity Securities Lending Cash Central Fund	8,397
Total	$ 11,178
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Reprographics Co.	$ 47,610	$ 3,200	$ 52,173	$ -	$ -
Applied Micro Circuits Corp.	48,180	8,335	439	-	34,880
Blue Nile, Inc.	74,505	23,053	51,674	-	-
Casella Waste Systems, Inc. Class A	26,034	910	7,891	-	-
CDI Corp.	54,400	-	28,750	520	-
Champion Enterprises, Inc.	51,600	-	12,346	-	-
Cogent Communications Group, Inc.	52,525	-	43,613	-	-
Comverse Technology, Inc.	279,200	22,556	31,430	-	92,950
CoStar Group, Inc.	83,913	114	39,829	-	-
Fleetwood Enterprises, Inc.	20,700	-	11,405	-	-
Global Crossing Ltd.	83,600	11,078	12,334	-	32,670
GSI Commerce, Inc.	64,728	1,021	40,339	-	-
Hain Celestial Group, Inc.	59,232	-	63,322	-	-
Hanesbrands, Inc.	-	114,202	18,015	-	82,300
JumpTV, Inc.	3,871	-	1,020	-	-
Massey Energy Co.	235,485	11,532	130,976	413	-
MasTec, Inc.	40,950	829	37,845	-	-
Mentor Corp.	51,223	-	53,441	700	-
Morgans Hotel Group Co.	41,970	2,251	43,404	-	-
Move, Inc.	48,825	4,041	6,921	-	29,923
National CineMedia, Inc.	91,968	-	16,207	2,641	45,839
North American Energy Partners, Inc.	48,540	108	3,349	-	9,085
PMC-Sierra, Inc.	91,298	7,467	37,020	-	-
SAVVIS, Inc.	76,913	-	71,131	-	-
Telvent GIT SA	75,735	1,913	10,915	2,179	35,794
Time Warner Telecom, Inc. Class A (sub. vtg.)	235,200	-	-	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
tw telecom, inc.	$ -	$ 42,380	$ 25,539	$ -	$ 105,685
Visteon Corp.	30,380	-	30,648	-	-
Western Refining, Inc.	35,035	5,237	31,348	-	-
Wintrust Financial Corp.	38,897	-	17,401	437	-
Total	$ 2,092,517	$ 260,227	$ 930,725	$ 6,890	$ 469,126
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,503,543	$ 5,480,698	$ 22,845	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.7%
Bermuda	8.5%
Canada	2.8%
Switzerland	1.9%
Singapore	1.5%
Taiwan	1.4%
Australia	1.0%
Korea (South)	1.0%
United Kingdom	1.0%
Others (individually less than 1%)	3.2%
100.0%
Income Tax Information
At April 30, 2009, the fund had capital loss carryforward of approximately $717,619,000 all of which will expire on April 30, 2017.
The Fund intends to elect to defer to its fiscal year ending April 30, 2010, approximately $1,048,996,000 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009

Assets
Investment in securities, at value (including securities loaned of $296,208 and repurchase agreements of $2,845) - See accompanying schedule: Unaffiliated issuers (cost $5,519,424)	$ 4,730,178
Fidelity Central Funds (cost $304,239)	304,239
Other affiliated issuers (cost $853,318)	469,126
Total Investments (cost $6,676,981)		$ 5,503,543
Cash		1
Foreign currency held at value (cost $158)		163
Receivable for investments sold		195,482
Receivable for fund shares sold		7,403
Dividends receivable		2,684
Distributions receivable from Fidelity Central Funds		355
Prepaid expenses		50
Other receivables		133
Total assets		5,709,814

Liabilities
Payable for investments purchased	$ 195,269
Payable for fund shares redeemed	10,213
Accrued management fee	363
Notes payable to affiliates	23,317
Other affiliated payables	1,288
Other payables and accrued expenses	154
Collateral on securities loaned, at value	304,239
Total liabilities		534,843

Net Assets		$ 5,174,971
Net Assets consist of:
Paid in capital		$ 8,135,357
Accumulated net investment loss		(782)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,786,209)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,173,395)
Net Assets		$ 5,174,971

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($4,762,955 ÷ 286,085 shares)	$ 16.65

Class K: Net Asset Value, offering price and redemption price per share ($412,016 ÷ 24,774 shares)	$ 16.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2009

Investment Income
Dividends (including $6,890 earned from other affiliated issuers)		$ 56,000
Interest		17
Income from Fidelity Central Funds (including $8,397 from security lending)		11,178
Total income		67,195

Expenses
Management fee Basic fee	$ 45,092
Performance adjustment	(9,607)
Transfer agent fees	20,997
Accounting and security lending fees	1,327
Custodian fees and expenses	223
Independent trustees' compensation	46
Registration fees	100
Audit	80
Legal	65
Interest	1
Miscellaneous	177
Total expenses before reductions	58,501
Expense reductions	(350)	58,151
Net investment income (loss)		9,044
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,222,906)
Redemption in-kind with affiliated entities	(432,925)
Other affiliated issuers	(532,129)
Foreign currency transactions	(1,592)
Futures contracts	(13,196)
Total net realized gain (loss)		(2,202,748)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,417)	(2,645,589)
Assets and liabilities in foreign currencies	31
Total change in net unrealized appreciation (depreciation)		(2,645,558)
Net gain (loss)		(4,848,306)
Net increase (decrease) in net assets resulting from operations		$ (4,839,262)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2009	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,044	$ (30,514)
Net realized gain (loss)	(2,202,748)	593,102
Change in net unrealized appreciation (depreciation)	(2,645,558)	(1,912,741)
Net increase (decrease) in net assets resulting from operations	(4,839,262)	(1,350,153)
Distributions to shareholders from net investment income	(7,694)	-
Distributions to shareholders from net realized gain	(131,543)	(1,165,991)
Total distributions	(139,237)	(1,165,991)
Share transactions - net increase (decrease)	(2,821,119)	256,521
Redemption fees	167	238
Total increase (decrease) in net assets	(7,799,451)	(2,259,385)

Net Assets
Beginning of period	12,974,422	15,233,807
End of period (including accumulated net investment loss of $782 and accumulated net investment loss of $140, respectively)	$ 5,174,971	$ 12,974,422

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid-Cap Stock

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 27.52	$ 32.43	$ 30.43	$ 21.57	$ 21.07
Income from Investment Operations
Net investment income (loss) B	.02	(.06)	(.04) E	(.01) F	.05 G
Net realized and unrealized gain (loss)	(10.58)	(2.44)	3.38	9.51	.52
Total from investment operations	(10.56)	(2.50)	3.34	9.50	.57
Distributions from net investment income	(.02) J	-	-	(.04)	(.07)
Distributions from net realized gain	(.29) J	(2.41)	(1.34)	(.60)	-
Total distributions	(.31)	(2.41)	(1.34)	(.64)	(.07)
Redemption fees added to paid in capital B, I	-	-	-	-	-
Net asset value, end of period	$ 16.65	$ 27.52	$ 32.43	$ 30.43	$ 21.57
Total Return A	(38.76)%	(8.49)%	11.53%	44.52%	2.69%
Ratios to Average Net Assets C, H
Expenses before reductions	.73%	.95%	.83%	.72%	.71%
Expenses net of fee waivers, if any	.73%	.95%	.83%	.72%	.71%
Expenses net of all reductions	.72%	.94%	.82%	.69%	.62%
Net investment income (loss)	.11%	(.21)%	(.14)% E	(.03)% F	.22% G
Supplemental Data
Net assets, end of period (in millions)	$ 4,763	$ 12,974	$ 15,234	$ 12,653	$ 7,942
Portfolio turnover rate D	73%	45%	52%	74%	186%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share and in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended April 30,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	(11.39)
Total from investment operations	(11.34)
Distributions from net investment income	(.07) J
Distributions from net realized gain	(.29) J
Total distributions	(.36)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 16.63
Total Return B, C	(40.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A
Expenses net of fee waivers, if any	.52% A
Expenses net of all reductions	.52% A
Net investment income (loss)	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 412
Portfolio turnover rate F	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2009

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund was closed to most new accounts effective the close of business on June 16, 2006 and reopened after the close of business on Monday, October 13, 2008. The Fund commenced sale of Class K shares and the existing class was designated Mid-Cap Stock on May 9, 2008. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Mid-Cap Stock and Class K to eligible shareholders of Mid-Cap Stock. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences resulted in distribution reclasses.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 398,540,912
Unrealized depreciation	(1,592,207,009)
Net unrealized appreciation (depreciation)	(1,193,666,097)
Capital loss carryforward	(717,618,766)

Cost for federal income tax purposes	$ 6,697,209,402

The tax character of distributions paid was as follows:

	April 30, 2009	April 30, 2008
Ordinary Income	$ 7,693,935	$ 136,996,713
Long-term Capital Gains	131,543,457	1,028,994,303
Total	$ 139,237,392	$ 1,165,991,016

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

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4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,915,305,551 and $8,624,826,529, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid-Cap Stock as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock and asset-based fees of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Mid-Cap Stock	$ 20,919,801.26
Class K	77,603	.06*
	$ 20,997,404

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $186,389 for the period.

Redemption in-kind. On October 17, 2008, 101,446,455 fund shares held by affiliated entities were redeemed in kind for cash and securities with a value of $1,641,403,639. The realized gain (loss) of $(432,925,295) on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations and is not taxable to the fund.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

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6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,352,667.40%		$ 561

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27,592 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of

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Notes to Financial Statements - continued

9. Expense Reductions - continued

certain expenses on behalf of the Fund totaling $161,189 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,371. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Mid-Cap Stock	$ 169,757
Class K	43
$ 169,800

FMR voluntarily agreed to reimburse a portion of Mid-Cap Stock's operating expenses. During the period, this reimbursement reduced class expenses by $14,825.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2009A	2008
From net investment income
Mid-Cap Stock	$ 6,803,759	$ -
Class K	890,176	-
Total	$ 7,693,935	$ -
From net realized gain
Mid-Cap Stock	$ 131,184,942	$ 1,165,991,313
Class K	358,515	-
Total	$ 131,543,457	$ 1,165,991,313

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2009A	2008	2009A	2008
Mid-Cap Stock
Shares sold	50,357,874	85,842,320	$ 977,540,225	$ 2,610,113,662
Conversion to Class K	(24,565,178)	-	(408,783,463)	-
Reinvestment of distributions	5,113,186	36,742,733	135,726,508	1,148,917,446
Shares redeemed	(216,201,554)	(120,902,349)	(3,937,401,788)	(3,502,509,419)
Net increase (decrease)	(185,295,672)	1,682,704	$ (3,232,918,518)	$ 256,521,689

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11. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2009A	2008	2009A	2008
Class K
Shares sold	2,326,381	-	$ 34,752,405	$ -
Conversion from Mid-Cap Stock	24,569,612	-	408,783,463	-
Reinvestment of distributions	82,665	-	1,248,692	-
Shares redeemed	(2,205,146)	-	(32,985,819)	-
Net increase (decrease)	24,773,512	-	$ 411,798,741	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Mid-Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Mid-Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid-Cap Stock Fund as of April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 360 and 383 funds, respectively, advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1974

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-
Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-
present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

MCS-K-UANN-0609
1.863346.100

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 8, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 8, 2009